Intangible Assets, Net (Details Narrative) (10-K)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) Units PatentApplications	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) PatentApplications	Dec. 31, 2016 USD ($)
Patent, amortization period			15 years		15 years
Amortization expense | $	$ 6,717	$ 5,892	$ 21,952	$ 17,676	$ 23,568	$ 22,933
Patents, units			25		22
Patents expiration date			Patents will expire beginning in 2023 through 2028		Patents will expire during the years of 2023 to 2028
United States [Member]
Patents, units			14		14
China, India, Japan And Hong Kong [Member]
Patents, units					8
Europe, Canada, and Brazil [Member]
Number of patent application pending			3		4